UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549	OMB APPROVAL
Omb Number: 3235-2456
			FORM 24F-2	Expires: August 31, 2004
			Annual Notice of Securities Sold	Estimated average burden hours
			Pursuant to Rule 24f-2	per response...................1

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

Kit Cole Strategic Growth Fund
851 Irwin Street, Suite 301
San Rafael, CA 94901

2.			The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer,
			check the box but do not list series or classes):		X

3.			Investment Company Act File Number:
811-09887

Securities Act File Number:
333-34102

4(a).	Last day of fiscal year for which this Form is filed:

6/30/2004

4(b).	☐		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐		Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$6,229,132

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$1,185,667

	(iii)		Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
			to the Commission:	$0

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:			$1,185,667

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$5,043,465

	(vi)		Redemption credits available for use in future years	$(0)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)		Multiplier for determining registration fee (See
			Instruction C.9):		X	0.0126700%

	(viii)		Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):	=		$639.01

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :__________

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	639.01

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

		X	Wire Transfer (CIK 0001110219)

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ Jeff Tappan

Jeff Tappan, Executive Vice President

	Date		9/24/2004

* Please print the name and title of the signing officer below the signature.